Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Technology Portfolio
May 31, 2024
TEC-NPRT1-0724
1.802190.120
Common Stocks - 96.1%
	Shares	Value ($)
Aerospace & Defense - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems warrants 12/14/30 (a)(b)(c)	19,797	269,833
Air Freight & Logistics - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	579,000	2,671,630
Broadline Retail - 1.4%
Broadline Retail - 1.4%
Amazon.com, Inc. (a)	1,145,100	202,041,444
Chemicals - 0.0%
Commodity Chemicals - 0.0%
LG Chemical Ltd.	24,257	6,207,519
Communications Equipment - 2.6%
Communications Equipment - 2.6%
Cisco Systems, Inc.	8,187,373	380,712,845
Electrical Equipment - 0.0%
Electrical Components & Equipment - 0.0%
ESS Tech, Inc. Class A (a)	787,286	586,843
Electronic Equipment, Instruments & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	90,791	12,572,738
Entertainment - 0.7%
Movies & Entertainment - 0.7%
Netflix, Inc. (a)	156,230	100,240,293
Food Products - 0.0%
Agricultural Products & Services - 0.0%
Local Bounti Corp. (a)	118,993	346,270
Ground Transportation - 2.4%
Passenger Ground Transportation - 2.4%
Lyft, Inc. (a)	1,718,528	26,826,222
Uber Technologies, Inc. (a)	5,176,738	334,210,205
		361,036,427
Hotels, Restaurants & Leisure - 0.9%
Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. Class A (a)	845,809	122,583,098
Restaurants - 0.1%
Deliveroo PLC Class A (a)(d)	6,252,898	10,962,396
TOTAL HOTELS, RESTAURANTS & LEISURE		133,545,494
Interactive Media & Services - 0.2%
Interactive Media & Services - 0.2%
Epic Games, Inc. (a)(b)(c)	17,917	10,750,200
Reddit, Inc.:
Class A (e)	38,400	2,082,816
Class B (i)	265,261	14,387,757
		27,220,773
IT Services - 4.4%
Internet Services & Infrastructure - 4.4%
MongoDB, Inc. Class A (a)	265,514	62,677,235
Okta, Inc. (a)	4,525,206	401,295,268
Shopify, Inc. Class A (a)	3,198,800	189,209,020
		653,181,523
IT Consulting & Other Services - 0.0%
Thoughtworks Holding, Inc. (a)	1,329,904	3,670,535
TOTAL IT SERVICES		656,852,058
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	1,015,442	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(c)	1,015,442	528,873
Semiconductors & Semiconductor Equipment - 41.8%
Semiconductor Materials & Equipment - 2.7%
ASML Holding NV (Netherlands)	170,050	162,698,948
Teradyne, Inc.	1,662,328	234,288,508
		396,987,456
Semiconductors - 39.1%
Arm Holdings Ltd. ADR (e)	193,400	23,308,568
Astera Labs, Inc. (e)	231,340	14,930,684
Astera Labs, Inc. (i)	1,099,520	70,963,021
GlobalFoundries, Inc. (a)	8,609,449	421,863,001
Marvell Technology, Inc.	8,973,660	617,477,545
Microchip Technology, Inc.	166,118	16,151,653
Micron Technology, Inc.	600,823	75,102,875
NVIDIA Corp.	2,729,874	2,992,842,761
NXP Semiconductors NV	2,428,022	660,664,786
ON Semiconductor Corp. (a)	8,693,538	634,976,016
Renesas Electronics Corp.	1	18
Taiwan Semiconductor Manufacturing Co. Ltd.	10,628,488	271,469,784
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	71,863	132,228
		5,799,882,940
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		6,196,870,396
Software - 23.2%
Application Software - 6.1%
Algolia, Inc. (a)(b)(c)	153,503	2,670,952
Bill Holdings, Inc. (a)	1,255,600	65,353,980
CCC Intelligent Solutions Holdings, Inc. (a)(b)	102,045	1,140,863
Convoy, Inc. warrants (a)(b)(c)	13,357	0
CoreWeave, Inc. (b)(c)	57,100	44,483,755
Datadog, Inc. Class A (a)	1,522,547	167,754,228
Dynatrace, Inc. (a)	2,100,700	96,065,011
HubSpot, Inc. (a)	141,976	86,754,435
Manhattan Associates, Inc. (a)	320,357	70,331,176
Nutanix, Inc. Class A (a)	72,872	4,030,915
Palantir Technologies, Inc. (a)(e)	1,160,000	25,148,800
Salesforce, Inc.	1,485,652	348,296,255
Stripe, Inc. Class B (a)(b)(c)	38,600	1,003,600
Urgent.ly, Inc. (e)	36,161	66,898
		913,100,868
Systems Software - 17.1%
Microsoft Corp.	4,737,686	1,966,755,589
Rubrik, Inc.	36,100	1,100,328
ServiceNow, Inc. (a)	853,831	560,907,199
		2,528,763,116
TOTAL SOFTWARE		3,441,863,984
Specialty Retail - 0.0%
Automotive Retail - 0.0%
Cazoo Group Ltd. (a)(b)	72	6
Cazoo Group Ltd.:
warrants (a)	78	0
warrants (a)	86	0
warrants (a)	95	0
		6
Technology Hardware, Storage & Peripherals - 18.4%
Technology Hardware, Storage & Peripherals - 18.4%
Apple, Inc.	12,850,250	2,470,460,563
Seagate Technology Holdings PLC	716,960	66,849,350
Super Micro Computer, Inc. (a)	71,500	56,092,465
Western Digital Corp. (a)	1,763,412	132,767,289
		2,726,169,667
TOTAL COMMON STOCKS (Cost $7,747,166,856)		14,249,737,093

Preferred Stocks - 1.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.9%
Aerospace & Defense - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(a)(b)(c)	98,000	2,660,700
Series B2(a)(b)(c)	74,989	2,224,924
Series C1(b)(c)	26,396	603,677
		5,489,301
Communications Equipment - 0.1%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (a)(b)(c)	605,440	7,792,013

Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (a)(b)(c)	72,591	8,016,950

Electronic Equipment, Instruments & Components - 0.1%
Technology Distributors - 0.1%
VAST Data Ltd.:
Series A(b)(c)	74,785	1,346,130
Series A1(b)(c)	184,071	3,313,278
Series A2(b)(c)	211,741	3,811,338
Series B(b)(c)	168,485	3,032,730
Series C(b)(c)	4,912	88,416
Series E(b)(c)	160,999	2,897,982
		14,489,874
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Akeana Series C (b)(c)	88,100	1,154,110

Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(b)(c)	1,300	345,033

Interactive Media & Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	70,707	16,788,670

Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
Retym, Inc. Series C (b)(c)	324,475	2,787,240
Xsight Labs Ltd.:
Series D(a)(b)(c)	281,500	1,446,910
Series D1(b)(c)	239,542	1,770,215
		6,004,365
Software - 0.5%
Application Software - 0.5%
Algolia, Inc. Series D (a)(b)(c)	109,867	1,911,686
Anthropic PBC:
Series B(b)(c)	468,400	14,052,000
Series D(b)(c)	477,478	14,326,489
Bolt Technology OU Series E (a)(b)(c)	40,842	5,420,686
Convoy, Inc. Series D (a)(b)(c)	203,844	2
CoreWeave, Inc. Series C (b)(c)	3,663	2,853,660
Databricks, Inc.:
Series G(a)(b)(c)	45,012	3,539,294
Series H(a)(b)(c)	174,018	13,683,035
Series I(b)(c)	2,969	233,452
Skyryse, Inc. Series B (a)(b)(c)	121,800	2,477,412
Stripe, Inc.:
Series H(a)(b)(c)	17,100	444,600
Series I(a)(b)(c)	487,275	12,669,150
		71,611,466
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(b)(c)	191,790	4,271,163
Series C2(b)(c)	30,125	791,384
		5,062,547
TOTAL CONVERTIBLE PREFERRED STOCKS		136,754,329
Nonconvertible Preferred Stocks - 0.1%
IT Services - 0.0%
Internet Services & Infrastructure - 0.0%
Gupshup, Inc. (a)(b)(c)	257,284	2,441,625

Professional Services - 0.1%
Data Processing & Outsourced Services - 0.1%
Checkr, Inc. Series E (a)(c)	711,000	5,780,430

TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,222,055
TOTAL PREFERRED STOCKS (Cost $156,041,626)		144,976,384

Corporate Bonds - 0.1%
	Principal Amount (f)	Value ($)
Convertible Bonds - 0.0%
Software - 0.0%
Application Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c)	88,955	0

Nonconvertible Bonds - 0.1%
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(c)	8,859,733	8,859,733

TOTAL CORPORATE BONDS (Cost $8,948,688)		8,859,733

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	222,409,440	222,453,921
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	48,496,827	48,501,677
TOTAL MONEY MARKET FUNDS (Cost $270,955,598)		270,955,598

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $8,183,112,768)	14,674,528,808
NET OTHER ASSETS (LIABILITIES) - 1.0%	146,337,111
NET ASSETS - 100.0%	14,820,865,919

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $208,507,124 or 1.4% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,962,396 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $73,045,873 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems warrants 12/14/30	12/14/23	0

ABL Space Systems Series B	3/24/21	4,413,489

ABL Space Systems Series B2	10/22/21	5,098,960

ABL Space Systems Series C1	12/14/23	863,181

Akeana Series C	1/23/24	1,124,226

Algolia, Inc.	10/27/21	4,489,203

Algolia, Inc. Series D	7/23/21	3,213,066

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	8,859,733

Anthropic PBC Series B	3/22/24	14,616,272

Anthropic PBC Series D	5/31/24	14,326,489

Astranis Space Technologies Corp. Series C	3/19/21	13,271,808

Beta Technologies, Inc. Series A	4/09/21	5,318,743

Bolt Technology OU Series E	1/03/22	10,610,609

ByteDance Ltd. Series E1	11/18/20	7,747,662

Cazoo Group Ltd.	3/28/21	1,164,734

CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,020,450

Convoy, Inc. Series D	10/30/19	2,760,048

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	88,955

CoreWeave, Inc.	11/29/23	17,693,006

CoreWeave, Inc. Series C	5/17/24	2,853,660

Databricks, Inc. Series G	2/01/21	2,661,228

Databricks, Inc. Series H	8/31/21	12,787,562

Databricks, Inc. Series I	9/14/23	218,222

Discord, Inc. Series I	9/15/21	715,812

Epic Games, Inc.	3/29/21	15,856,545

Gupshup, Inc.	6/08/21	5,882,850

Lightmatter, Inc. Series C	5/19/23	3,156,250

Lightmatter, Inc. Series C2	12/18/23	783,304

Retym, Inc. Series C	5/17/23 - 6/20/23	2,525,000

Skyryse, Inc. Series B	10/21/21	3,006,020

Stripe, Inc. Class B	5/18/21	1,548,955

Stripe, Inc. Series H	3/15/21	686,138

Stripe, Inc. Series I	3/20/23 - 5/12/23	9,810,863

VAST Data Ltd. Series A	11/28/23	822,635

VAST Data Ltd. Series A1	11/28/23	2,024,781

VAST Data Ltd. Series A2	11/28/23	2,329,151

VAST Data Ltd. Series B	11/28/23	1,853,335

VAST Data Ltd. Series C	11/28/23	54,032

VAST Data Ltd. Series E	11/28/23	3,541,978

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	2,250,874

Xsight Labs Ltd. Series D1	1/11/24	1,915,378

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	508,046,789	881,537,891	1,167,131,008	3,831,017	249	-	222,453,921	0.5%
Fidelity Securities Lending Cash Central Fund 5.39%	107,697,992	268,958,916	328,155,231	52,352	-	-	48,501,677	0.2%
Total	615,744,781	1,150,496,807	1,495,286,239	3,883,369	249	-	270,955,598

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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